PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
8.	PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	September 30, 2015	December 31, 2014
Property and equipment, gross	$220,191	$215,491
Accumulated depreciation and amortization	(192,118)	(179,851)
Property and equipment, net	$28,073	$35,640

Depreciation and amortization expense was $3,904 and $12,267, respectively, during the three and nine months ended September 30, 2015, and $5,630 and $11,976, respectively, for the three and nine months ended September 30, 2014.